OTHER NON-CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Financial liabilities
Long-term payables for mining rights		¥ 749,761		¥ 788,133
Other financial liabilities		19,300		52,926
Financial liabilities included in other non-current liabilities		769,061		841,059
Obligations in relation to early retirement schemes		900,924		777,305
Deferred government grants		373,447		314,045
Deferred gain relating to sales and lease back agreements		176,774		240,661
Contract liabilities				132,844
Provision for rehabilitation		113,672		121,033
Others		119,782		11,217
Other non current liabilities excluding financial liabilities		1,684,599		1,597,105
Other non current liabilities		2,453,660	$ 354,616	2,438,164
Maximum obligation period to pay the early retirement employees' living expenses	5 years
Retirement benefits under the Group's early retirement schemes
As at January 1,	¥ 1,438,440	996,598
Provision made during the year	447,660	767,632
Interest costs	62,801	17,618
Payment during the year	(655,060)	(343,408)
As at December 31,	¥ 1,293,841	1,438,440
Non-current		900,924		777,305
Current		¥ 537,516		¥ 516,536